S000065839 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FlexShares Emerging Markets Quality Low Volatility Index Fund | FlexShares Emerging Markets Quality Low Volatility Index Fund
Prospectus [Line Items]
Annual Return [Percent]	10.76%	8.34%	(12.93%)	1.28%	4.32%